Net trading income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 5,945	£ 8,049	£ 5,794
Net gains on financial instruments held for trading | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category
Disclosure of detailed information about financial instruments [line items]
Net trading income	4,257	6,021	3,992
Net gains on financial instruments designated at fair value | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	380	508	692
Net gains on financial instruments mandatorily at fair value
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 1,308	£ 1,520	£ 1,110